Discontinued Operations - Major class of assets and liabilities (Details) - USD ($)	Jun. 30, 2021	Jun. 30, 2020
CURRENT ASSETS:
Total current assets of discontinued operations	$ 19,090,614	$ 38,271,324
OTHER ASSETS:
Total other assets of discontinued operations	6,018,574	7,228,745
CURRENT LIABILITIES:
Total current liabilities of discontinued operations	17,826,470	16,260,602
Discontinued operations. | CQ Pengmei
CURRENT ASSETS:
Cash and cash equivalents	62,422	464,196
Restricted cash	35,906
Accounts receivables, net	18,898,267	30,738,821
Other receivables, net	45,597	164,602
Prepayments	48,422	6,663,029
Security deposits		240,676
Total current assets of discontinued operations	19,090,614	38,271,324
OTHER ASSETS:
Other receivables	85,139	88,056
Plant and equipment, net	2,410,975	3,471,624
Intangible assets, net	313,478	437,989
Operating lease right-of-use assets	3,208,982	3,231,076
Total other assets of discontinued operations	6,018,574	7,228,745
Total assets of discontinued operations	25,109,188	45,500,069
CURRENT LIABILITIES:
Short-term loan - banks		3,450,566
Loans from third parties	7,928,114	4,987,252
Current maturities of long-term loan - bank	850,808	777,558
Accounts payable	2,517,290	1,847,440
Customer deposits	82,212	112,690
Customer deposit - related party	29,990	27,395
Other payables and accrued liabilities	3,356,319	1,948,515
Other payables - related parties	6,182	260
Operating lease liabilities	77,127	166,075
Taxes payable	2,978,428	2,942,851
Total current liabilities of discontinued operations	17,826,470	16,260,602
OTHER LIABILITIES:
Loans from third parties	1,959,053	2,074,871
Long-term loans - related parties	780,524	713,325
Operating lease liabilities - noncurrent	1,058,947	998,812
Total other liabilities of discontinued operations	3,798,524	3,787,008
Total liabilities of discontinued operations	$ 21,624,994	$ 20,047,610